Short-term deposits	12 Months Ended
Dec. 31, 2021
Short-term deposits
Short-term deposits

7.    Short-term deposits

Short-term deposits represent time deposits placed with banks with original maturities between three months and one year.The term deposits balance as of December 31, 2020 and 2021 primarily consist of the following currencies:

	December 31, 2020		December 31, 2021
		US$		US$
	Amount	equivalent	Amount	equivalent

RMB	4,470,002	685,068	2,170,000	340,355
US$	640,000	640,000	1,263,843	1,263,843
Total		1,325,068		1,604,198